Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000226666
Account Value [Line Items]
Line Graph and Table Measure Name	SSASX
Account Value	$ 12,228	$ 12,114	$ 11,938	$ 11,970	$ 11,784	$ 11,888	$ 11,835	$ 11,828	$ 11,553	$ 11,490	$ 11,711	$ 11,578	$ 11,952	$ 11,784	$ 11,581	$ 11,308	$ 11,176	$ 10,963	$ 11,317	$ 11,209	$ 11,413	$ 11,442	$ 10,946	$ 10,397	$ 10,620	$ 10,956	$ 11,033	$ 11,030	$ 11,084	$ 11,230	$ 11,158	$ 10,867	$ 11,165	$ 10,806	$ 10,861	$ 10,437	$ 10,560	$ 11,054	$ 11,374	$ 11,100	$ 11,303	$ 11,246	$ 11,695	$ 12,027	$ 12,188	$ 12,476	$ 12,507	$ 12,485	$ 12,494	$ 12,606	$ 12,623	$ 12,485	$ 12,378	$ 12,321	$ 12,224	$ 12,360	$ 12,527	$ 12,612	$ 12,562	$ 12,362	$ 12,396	$ 12,417	$ 12,496	$ 12,265	$ 12,157	$ 12,008	$ 11,704	$ 11,955	$ 11,830	$ 11,656	$ 11,641	$ 11,635	$ 11,599	$ 11,651	$ 11,399	$ 11,372	$ 11,211	$ 11,046	$ 11,028	$ 10,820	$ 10,825	$ 10,656	$ 10,515	$ 10,470	$ 10,558	$ 10,616	$ 10,550	$ 10,523	$ 10,552	$ 10,489	$ 10,576	$ 10,513	$ 10,630	$ 10,737	$ 10,688	$ 10,705	$ 10,702	$ 10,736	$ 10,651	$ 10,593	$ 10,606	$ 10,528	$ 10,433	$ 10,439	$ 10,364	$ 10,325	$ 10,298	$ 10,548	$ 10,611	$ 10,627	$ 10,614	$ 10,503	$ 10,322	$ 10,337	$ 10,253	$ 10,087	$ 10,037	$ 9,976	$ 10,024	$ 10,069	$ 10,000
C000226667
Account Value [Line Items]
Line Graph and Table Measure Name	SSAQX
Account Value	$ 42,291	41,165	40,540	39,203	37,163	34,942	35,133	37,235	38,051	37,152	38,062	36,219	36,612	36,041	35,184	34,821	33,497	31,987	33,337	32,302	30,325	29,637	28,356	25,959	26,276	27,593	27,881	27,039	25,443	25,059	24,559	23,851	24,576	23,001	24,312	22,988	21,444	23,637	24,642	22,499	24,429	24,380	26,660	26,057	27,024	28,132	27,000	27,456	25,762	26,949	26,389	25,752	25,219	25,001	23,626	22,661	21,899	22,262	21,462	19,426	19,815	20,637	19,131	17,992	17,700	16,796	14,794	16,724	18,045	17,979	17,419	16,773	16,286	16,076	16,401	16,235	15,066	16,085	15,388	15,084	14,703	13,598	14,946	14,574	15,700	15,521	15,117	14,488	14,376	14,047	14,058	14,406	14,828	14,026	13,946	13,658	13,412	13,178	13,176	12,866	12,746	12,696	12,521	12,458	11,987	11,640	11,440	11,080	11,334	11,267	11,169	10,705	10,841	10,570	10,465	9,857	9,877	10,570	10,852	10,896	10,000
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,665	11,619	11,614	11,364	11,304	11,493	11,372	11,662	11,507	11,344	11,086	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 41,530	$ 40,067	$ 39,271	$ 38,409	$ 36,550	$ 34,386	$ 34,621	$ 36,688	$ 37,173	$ 36,166	$ 37,049	$ 34,995	$ 35,315	$ 34,577	$ 33,758	$ 33,352	$ 32,196	$ 30,675	$ 31,982	$ 30,985	$ 29,414	$ 28,928	$ 27,671	$ 25,355	$ 25,900	$ 27,197	$ 27,637	$ 26,776	$ 25,117	$ 25,008	$ 24,624	$ 23,752	$ 24,346	$ 22,907	$ 24,307	$ 23,020	$ 21,296	$ 23,457	$ 24,454	$ 22,389	$ 24,404	$ 24,359	$ 26,686	$ 25,731	$ 26,525	$ 27,973	$ 26,773	$ 26,960	$ 25,194	$ 26,423	$ 25,644	$ 25,049	$ 24,477	$ 24,307	$ 23,076	$ 22,108	$ 21,514	$ 21,734	$ 20,929	$ 18,864	$ 19,380	$ 20,145	$ 18,794	$ 17,791	$ 17,444	$ 16,651	$ 14,759	$ 16,839	$ 18,349	$ 18,356	$ 17,819	$ 17,195	$ 16,830	$ 16,521	$ 16,787	$ 16,549	$ 15,459	$ 16,508	$ 15,866	$ 15,564	$ 15,079	$ 13,961	$ 15,346	$ 15,040	$ 16,143	$ 16,052	$ 15,545	$ 14,988	$ 14,896	$ 14,546	$ 14,490	$ 14,868	$ 15,437	$ 14,601	$ 14,440	$ 14,011	$ 13,691	$ 13,414	$ 13,373	$ 13,104	$ 13,023	$ 12,842	$ 12,711	$ 12,697	$ 12,212	$ 11,984	$ 11,752	$ 11,332	$ 11,543	$ 11,541	$ 11,525	$ 11,115	$ 11,086	$ 10,891	$ 10,849	$ 10,159	$ 10,173	$ 10,704	$ 10,876	$ 10,844	$ 10,000